Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Common Shares Outstanding and Percentage Control of the Company

	March 31, 2020		December 31, 2019

	Number of Shares	%	Number of Shares	%

John Barker	32,714	0.06	32,714	0.08
Stephen Randall	22,993	0.04	22,993	0.06
David McNally	4,167	0.01	4,167	0.01
John Schellhorn	294	0.00	294	0.00

Total	60,168	0.11	60,168	0.15

Common Shares Outstanding	54,216,877	100%	39,907,681	100%

	December 31, 2019		December 31, 2018
	Number of Shares	%	Number of Shares	%
John Barker	32,714	0.08	31,714	0.15
Stephen Randall	22,993	0.06	21,643	0.10
David McNally	4,167	0.01	4,167	0.02
John Schellhorn	294	0.00	294	0.00
Bruce Wolff 1	—	—	7,610	0.03

Total	60,168	0.15	65,428	0.30

Common Shares Outstanding	39,907,681	100%	21,675,849	100%

1: Bruce Wolff retired as a Director effective May 29, 2019